OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2013
Leases, Operating [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2013, are as follows:

(in thousands of $)
Year ending December 31
2014	131,175
2015	113,104
2016	104,905
2017	102,227
2018	61,627
Thereafter	64,669
Total minimum lease revenues	577,707

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2013 and 2012 were as follows:

(in thousands of $)	2013	2012
Cost	1,360,605	1,259,588
Accumulated depreciation	270,989	218,462
Vessels and equipment, net	1,089,616	1,041,126